UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1: Schedule of Investments

A copy of the Schedule of Investments for the period ended 9/30/2016 is included with this Form.

Value Line Core Bond Fund
Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES (3.9%)

$231,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.54%, 9/15/19	$231,834
73,033	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.26%, 5/21/18	73,069
200,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	202,396
190,000	Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A4, 1.55%, 2/18/20 (1)	190,226
100,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/20 (1)	100,493
200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (1)	203,394
100,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (1)	102,683
188,000	GM Financial Automobile Leasing Trust, Series 2016-2, Class A4, 1.76%, 3/20/20	188,251
400,000	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/18	401,808
250,000	Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.40%, 11/15/18 (1)	250,764
170,000	Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.68%, 4/15/20 (1)	170,700
300,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	305,269
110,000	Synchrony Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	110,586
200,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	208,132
50,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	50,260

	TOTAL ASSET-BACKED SECURITIES (Cost $2,785,595) (3.9%)	2,789,865

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.4%)
134,971	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (2)	138,678
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	163,665
150,000	COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50	163,400
243,380	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	243,738
72,881	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.52%, 12/25/45 (1)(2)	72,809

Principal Amount		Value
$200,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.27%, 4/25/46 (1)(2)	$205,150
200,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (1)(2)	207,699
292,615	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	288,298
600,000	GNMA, Series 2013-12, Class B, 2.19%, 11/16/52 (2)	593,856
328,469	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	324,065
255,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	272,858
130,000	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	135,917
227,697	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (2)	234,360
150,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	159,759
143,464	Sequoia Mortgage Trust, Series 2004-8, Class A1, 1.23%, 9/20/34 (2)	136,086
116,605	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A2, 2.95%, 6/25/34 (2)	109,065
173,975	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.53%, 4/25/45 (2)	174,266
236,301	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.11%, 5/10/63	237,311
200,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	208,079
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	103,320
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A2, 3.00%, 9/15/58	156,884
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	216,686

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,638,675) (6.4%)	4,545,949

CORPORATE BONDS & NOTES (47.3%)
	BASIC MATERIALS (1.2%)
	CHEMICALS (1.0%)
225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	246,627
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	189,692
100,000	Mosaic Co. (The), Senior Unsecured Notes, 4.25%, 11/15/23 (3)	106,343

1

September 30, 2016

Principal Amount		Value
$125,000	Mosaic Co. (The), Senior Unsecured Notes, 5.45%, 11/15/33	$135,814
		678,476
	IRON & STEEL (0.2%)
150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19	154,688
		833,164
	COMMUNICATIONS (4.2%)
	INTERNET (1.5%)
100,000	Amazon.com, Inc., Senior Unsecured Notes, 3.30%, 12/5/21	107,228
125,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	146,864
200,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	204,290
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	157,924
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	161,250
300,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)	310,772
		1,088,328
	MEDIA (1.8%)
200,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	209,367
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	207,095
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	267,772
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	162,972
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	204,876
100,000	Thomson Reuters Corp., Senior Unsecured Notes, 3.35%, 5/15/26	102,642
100,000	Time Warner, Inc., Guaranteed Notes, 3.60%, 7/15/25	106,370
		1,261,094
	TELECOMMUNICATIONS (0.9%)
250,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20	256,875
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	277,634
125,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.45%, 11/1/22	126,950
		661,459
		3,010,881
	CONSUMER, CYCLICAL (4.7%)
	APPAREL (0.2%)
150,000	NIKE, Inc., Senior Unsecured Notes, 3.88%, 11/1/45	164,435

Principal Amount		Value
	AUTO MANUFACTURERS (1.4%)
$250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	$330,674
300,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	300,282
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	254,264
100,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (1)	101,684
		986,904
	AUTO PARTS & EQUIPMENT (0.5%)
150,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 5.00%, 5/31/26	154,312
200,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	219,231
		373,543
	HOME BUILDERS (1.0%)
200,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20	223,750
175,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	184,406
125,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	131,250
175,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	179,375
		718,781
	HOUSEWARES (0.4%)
150,000	Newell Brands, Inc., Senior Unsecured Notes, 2.60%, 3/29/19	153,366
100,000	Newell Brands, Inc., Senior Unsecured Notes, 5.50%, 4/1/46	121,310
		274,676
	LEISURE TIME (0.2%)
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22 (3)	163,125

	LODGING (0.4%)
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	258,900

	RETAIL (0.6%)
150,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	172,875
100,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44	104,745
125,000	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, 6/1/22	130,312
		407,932
		3,348,296
	CONSUMER, NON-CYCLICAL (8.0%)
	BEVERAGES (0.7%)
225,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, 2/1/46	267,701

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$200,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, 5/1/23	$211,750
		479,451
	BIOTECHNOLOGY (1.0%)
250,000	Amgen, Inc., Senior Unsecured Notes, 4.40%, 5/1/45	262,606
250,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23	269,347
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	153,947
		685,900
	COMMERCIAL SERVICES (0.3%)
100,000	Ecolab, Inc., Senior Unsecured Notes, 3.25%, 1/14/23	104,159
100,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	104,000
		208,159
	FOOD (2.1%)
200,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45	220,809
200,000	Kellogg Co., Senior Unsecured Notes, 3.25%, 4/1/26	208,623
150,000	Kroger Co. (The), Senior Unsecured Notes, 2.95%, 11/1/21	156,385
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	420,178
200,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25	215,209
244,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (1)	245,705
		1,466,909
	HEALTHCARE PRODUCTS (0.3%)
250,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	254,800
	HEALTHCARE SERVICES (1.3%)
100,000	Aetna, Inc., Senior Unsecured Notes, 4.25%, 6/15/36	103,575
150,000	DaVita, Inc., Guaranteed Notes, 5.75%, 8/15/22	157,125
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	154,875
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	156,375
150,000	NYU Hospitals Center, Secured Notes, 4.78%, 7/1/44	174,702
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	104,700
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	105,379
		956,731

Principal Amount		Value
	PHARMACEUTICALS (2.3%)
$200,000	AbbVie, Inc., Senior Unsecured Notes, 3.60%, 5/14/25	$209,053
125,000	Actavis Funding SCS, Guaranteed Notes, 2.35%, 3/12/18	126,289
200,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	204,526
200,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	211,395
250,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	280,059
200,000	Mylan, Inc., Guaranteed Notes, 1.35%, 11/29/16	200,101
200,000	Shire Acquisitions Investments Ireland DAC, Guaranteed Notes, 2.88%, 9/23/23	200,969
200,000	Teva Pharmaceutical Finance Netherlands III B.V., Guaranteed Notes, 2.20%, 7/21/21	199,246
		1,631,638
		5,683,588
	ENERGY (3.2%)
	OIL & GAS (1.7%)
250,000	Chevron Corp., Senior Unsecured Notes, 2.57%, 5/16/23	256,003
175,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	163,142
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	105,501
126,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	142,419
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	219,848
125,000	Shell International Finance B.V., Guaranteed Notes, 2.50%, 9/12/26	122,899
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	175,757
		1,185,569
	PIPELINES (1.5%)
150,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	149,250
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	207,746
200,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19	201,681
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	149,544
150,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26 (1)	163,031
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	219,557
		1,090,809
		2,276,378

3

September 30, 2016

Principal Amount		Value
	FINANCIAL (19.5%)
	BANKS (10.2%)
$300,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)	$317,172
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	154,784
200,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	220,690
250,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	264,736
250,000	Bank of America Corp., Series L, Senior Unsecured Notes, 1.35%, 11/21/16	250,152
300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (1)	300,733
175,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.80%, 7/21/21	182,282
250,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	255,009
200,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	212,336
225,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	252,891
250,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	262,069
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)	251,979
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	259,187
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	210,006
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	127,331
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	266,360
250,000	Huntington National Bank (The), Senior Unsecured Notes, 2.20%, 11/6/18	253,122
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	213,401
300,000	JPMorgan Chase Bank NA, Subordinated Notes, 6.00%, 10/1/17	312,876
250,000	Lloyds Bank PLC, Guaranteed Notes, 3.50%, 5/14/25	264,100
250,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.60%, 6/24/19 (1)	254,475
250,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	256,467
250,000	PNC Financial Services Group, Inc. (The), Guaranteed Notes, 5.13%, 2/8/20	277,727
300,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	301,803
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	284,752
300,000	Standard Chartered PLC, Senior Unsecured Notes, 1.50%, 9/8/17 (1)	299,124
100,000	UBS AG GMTN, Senior Unsecured Notes, 2.35%, 3/26/20	102,000
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	267,937

Principal Amount		Value
$250,000	Wells Fargo & Co., Senior Unsecured Notes, 5.63%, 12/11/17	$262,325
150,000	Wells Fargo & Co., Senior Unsecured Notes, 2.10%, 7/26/21	149,486
		7,287,312
	DIVERSIFIED FINANCIAL SERVICES (4.1%)
200,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18 (3)	208,500
200,000	Ally Financial, Inc., Guaranteed Notes, 4.75%, 9/10/18	207,000
250,000	American Express Co., Senior Unsecured Notes, 1.40%, 5/22/18 (2)	250,622
150,000	Ameriprise Financial, Inc., Senior Unsecured Notes, 2.88%, 9/15/26	150,353
500,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	554,714
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	159,375
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	255,917
200,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (1)	218,250
300,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	306,834
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	252,881
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	153,544
200,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	210,369
		2,928,359
	INSURANCE (1.0%)
150,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	168,771
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	211,734
250,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	286,166
		666,671
	REAL ESTATE (0.5%)
350,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19	358,126
	REITS (3.7%)
150,000	American Tower Corp., Senior Unsecured Notes, 3.38%, 10/15/26	152,042
200,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	208,336
250,000	Boston Properties L.P., Senior Unsecured Notes, 2.75%, 10/1/26	246,263
175,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	192,198
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	223,617
350,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	375,808
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	258,526

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$350,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	$359,660
350,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	387,160
200,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	229,929
		2,633,539
		13,874,007
	INDUSTRIAL (2.3%)
	BUILDING MATERIALS (0.6%)
250,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	287,500
150,000	Owens Corning, Guaranteed Notes, 3.40%, 8/15/26	150,696
		438,196
	ELECTRONICS (0.1%)
75,000	Allegion PLC, Guaranteed Notes, 5.88%, 9/15/23	80,812
	MACHINERY DIVERSIFIED (0.3%)
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	223,000
	MISCELLANEOUS MANUFACTURER (0.3%)
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	210,663
	PACKAGING & CONTAINERS (0.5%)
150,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25	161,625
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	156,133
		317,758
	TRANSPORTATION (0.5%)
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	263,952
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.15%, 4/1/45	110,135
		374,087
		1,644,516
	TECHNOLOGY (1.0%)
	COMPUTERS (0.2%)
150,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	154,184
	SEMICONDUCTORS (0.2%)
150,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25	159,747
	SOFTWARE (0.6%)
250,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	250,211

Principal Amount		Value
$150,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	$170,536
		420,747
		734,678
	UTILITIES (3.2%)
	ELECTRIC (3.0%)
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	114,967
200,000	Consumers Energy Co., 3.13%, 8/31/24	210,649
150,000	Exelon Corp., Senior Unsecured Notes, 4.45%, 4/15/46	161,134
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	164,785
380,000	Florida Power & Light Co., 4.95%, 6/1/35	461,712
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	203,035
100,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 2.95%, 3/1/26	104,156
100,000	PSEG Power LLC, Guaranteed Notes, 3.00%, 6/15/21 (3)	102,894
150,000	PSEG Power LLC, Guaranteed Notes, 4.30%, 11/15/23	162,792
250,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	257,869
200,000	Southern Co. (The), Senior Unsecured Notes, 2.95%, 7/1/23	206,641
		2,150,634
	GAS (0.2%)
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	162,153
		2,312,787
	TOTAL CORPORATE BONDS & NOTES (Cost $32,385,112) (47.3%)	33,718,295
FOREIGN GOVERNMENT OBLIGATIONS (1.0%)
300,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	333,450
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27	142,812
250,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	276,250

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $708,215) (1.0%)	752,512

5

September 30, 2016

Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES (2.8%)

	CALIFORNIA (1.0%)
$125,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	$160,061
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	90,345
200,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	209,086
200,000	State of California, Build America Bond, General Obligation Unlimited, 5.70%, 11/1/21	236,460
		695,952
	NEW YORK (0.4%)
300,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	312,777

	TEXAS (1.2%)
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	545,185
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	288,303
		833,488
	VIRGINIA (0.2%)
100,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	125,504

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,827,438) (2.8%)	1,967,721

U.S. GOVERNMENT AGENCY OBLIGATIONS (21.1%)
65,748	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	72,806
53,408	FHLMC Gold PC Pool #A29633, 5.00%, 1/1/35	59,298
30,217	FHLMC Gold PC Pool #A56491, 5.00%, 1/1/37	33,540
491,732	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	533,210
109,856	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	118,287
10,601	FHLMC Gold PC Pool #B12822, 5.00%, 3/1/19	10,890
3,473	FHLMC Gold PC Pool #B17398, 4.50%, 12/1/19	3,578
20,404	FHLMC Gold PC Pool #B18034, 4.50%, 4/1/20	20,905

Principal Amount		Value
$74,302	FHLMC Gold PC Pool #C09004, 3.50%, 7/1/42	$78,635
14,831	FHLMC Gold PC Pool #C91413, 3.50%, 12/1/31	15,823
346,102	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	375,545
307	FHLMC Gold PC Pool #E92226, 5.00%, 11/1/17	316
442	FHLMC Gold PC Pool #E92829, 5.00%, 12/1/17	454
4,857	FHLMC Gold PC Pool #E93499, 5.00%, 12/1/17	4,990
1,124	FHLMC Gold PC Pool #E98960, 5.00%, 9/1/18	1,154
178,472	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	188,857
2,571	FHLMC Gold PC Pool #G11986, 5.00%, 4/1/21	2,738
3,579	FHLMC Gold PC Pool #G12319, 5.00%, 6/1/21	3,806
5,032	FHLMC Gold PC Pool #J00118, 5.00%, 10/1/20	5,184
70,652	FHLMC Gold PC Pool #J00139, 5.00%, 10/1/20	72,578
19,146	FHLMC Gold PC Pool #J03233, 5.00%, 8/1/21	20,136
214,036	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	229,263
20,639	FHLMC Gold PC Pool #Q01181, 4.50%, 6/1/41	22,626
97,403	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	103,110
150,760	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	162,203
150,121	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	158,844
338,310	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	352,199
369,330	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	387,113
500,000	FNMA, 1.63%, 11/27/18	508,077
10,328	FNMA Pool #254383, 7.50%, 6/1/32	12,336
8,755	FNMA Pool #254684, 5.00%, 3/1/18	8,996
51,228	FNMA Pool #255496, 5.00%, 11/1/34	56,849
4,532	FNMA Pool #255580, 5.50%, 2/1/35	5,159
2,807	FNMA Pool #258149, 5.50%, 9/1/34	3,159
20,014	FNMA Pool #412682, 6.00%, 3/1/28	23,147
160	FNMA Pool #568625, 7.50%, 1/1/31	163
28,048	FNMA Pool #571090, 7.50%, 1/1/31	28,439
859	FNMA Pool #573935, 7.50%, 3/1/31	877
1,989	FNMA Pool #623503, 6.00%, 2/1/17	1,997
82,963	FNMA Pool #626440, 7.50%, 2/1/32	95,253
1,076	FNMA Pool #631328, 5.50%, 2/1/17	1,081
90	FNMA Pool #638247, 5.50%, 5/1/17	90
172	FNMA Pool #643277, 5.50%, 4/1/17	173
2,746	FNMA Pool #685183, 5.00%, 3/1/18	2,822
857	FNMA Pool #688539, 5.50%, 3/1/33	974
6,339	FNMA Pool #703936, 5.00%, 5/1/18	6,514
54,974	FNMA Pool #735224, 5.50%, 2/1/35	62,539
3,002	FNMA Pool #769682, 5.00%, 3/1/34	3,348
1,007	FNMA Pool #778141, 5.00%, 5/1/34	1,122

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$800	FNMA Pool #789150, 5.00%, 10/1/34	$890
6,362	FNMA Pool #910242, 5.00%, 3/1/37	7,060
111,291	FNMA Pool #919584, 6.00%, 6/1/37	127,400
34,338	FNMA Pool #975116, 5.00%, 5/1/38	38,107
13,791	FNMA Pool #AA2531, 4.50%, 3/1/39	15,106
54,275	FNMA Pool #AB2053, 3.50%, 1/1/26	57,259
267,960	FNMA Pool #AB2346, 4.50%, 2/1/41	294,717
195,554	FNMA Pool #AB5231, 2.50%, 5/1/27	202,738
243,687	FNMA Pool #AB5716, 3.00%, 7/1/27	256,110
379,362	FNMA Pool #AB8144, 5.00%, 4/1/37	421,046
21,377	FNMA Pool #AD1035, 4.50%, 2/1/40	23,442
88,920	FNMA Pool #AD8536, 5.00%, 8/1/40	98,891
139,451	FNMA Pool #AE1853, 4.00%, 8/1/40	150,089
95,108	FNMA Pool #AH3226, 5.00%, 2/1/41	105,559
100,323	FNMA Pool #AH8932, 4.50%, 4/1/41	110,271
30,240	FNMA Pool #AI0620, 4.50%, 5/1/41	33,244
197,894	FNMA Pool #AI4285, 5.00%, 6/1/41	220,549
172,630	FNMA Pool #AJ5888, 4.50%, 11/1/41	189,871
47,767	FNMA Pool #AJ9278, 3.50%, 12/1/41	50,620
116,529	FNMA Pool #AL3272, 5.00%, 2/1/25	129,317
5,394	FNMA Pool #AL5259, 3.50%, 5/1/29	5,688
296,557	FNMA Pool #AQ0287, 3.00%, 10/1/42	308,977
102,596	FNMA Pool #AR2174, 3.00%, 4/1/43	106,882
393,065	FNMA Pool #AR6394, 3.00%, 2/1/43	409,372
121,021	FNMA Pool #AS3155, 4.00%, 8/1/44	130,013
86,464	FNMA Pool #AS3157, 4.00%, 8/1/44	92,889
153,291	FNMA Pool #AS4177, 4.50%, 12/1/44	167,917
473,388	FNMA Pool #AS5892, 3.50%, 10/1/45	499,381
564,779	FNMA Pool #AS5906, 3.50%, 10/1/45	595,790
149,985	FNMA Pool #AS6102, 3.50%, 11/1/45	158,221
267,966	FNMA Pool #AS6205, 3.50%, 11/1/45	282,680
248,997	FNMA Pool #AS6385, 4.00%, 12/1/45	267,499
275,215	FNMA Pool #AU1847, 3.00%, 9/1/43	286,615
144,223	FNMA Pool #AU2135, 2.50%, 8/1/28	149,521
246,249	FNMA Pool #AU4279, 3.00%, 9/1/43	256,489
132,333	FNMA Pool #AU4290, 4.00%, 9/1/43	142,166
446,805	FNMA Pool #AW5055, 3.50%, 7/1/44	475,486
146,947	FNMA Pool #AW6645, 3.00%, 6/1/29	154,315
147,252	FNMA Pool #AW7362, 2.50%, 8/1/29	152,662
314,040	FNMA Pool #AX0416, 4.00%, 8/1/44	337,375
236,361	FNMA Pool #AX1138, 3.50%, 9/1/44	249,339
224,679	FNMA Pool #AX9013, 3.50%, 2/1/45	237,015
218,551	FNMA Pool #AY2728, 2.50%, 2/1/30	226,579
91,002	FNMA Pool #AZ7793, 3.50%, 8/1/45	95,999
278,686	FNMA Pool #BA3885, 3.50%, 11/1/45	294,062
250,000	FNMA Pool #BD8213, 3.00%, 9/1/46	260,068
296,062	FNMA Pool #MA0641, 4.00%, 2/1/31	320,642
582,288	FNMA Pool #MA1107, 3.50%, 7/1/32	620,895
4,462	FNMA REMIC Trust Series 2003-38, Class TC, 5.00%, 3/25/23	4,488
120,545	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	122,174
250,000	FNMA TBA, 3.50%, 10/1/46	263,789
226,319	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	229,475
1,303	GNMA I Pool #429786, 6.00%, 12/15/33	1,527
29,162	GNMA I Pool #548880, 6.00%, 12/15/31	33,408

Principal Amount		Value
$13,622	GNMA I Pool #551762, 6.00%, 4/15/32	$15,606
2,870	GNMA I Pool #557681, 6.00%, 8/15/31	3,288
11,254	GNMA I Pool #582415, 6.00%, 11/15/32	13,191
37,402	GNMA I Pool #583008, 5.50%, 6/15/34	42,818
24,374	GNMA I Pool #605025, 6.00%, 2/15/34	27,924
17,083	GNMA I Pool #605245, 5.50%, 6/15/34	19,420
30,413	GNMA I Pool #622603, 6.00%, 11/15/33	35,228
4,402	GNMA I Pool #626480, 6.00%, 2/15/34	5,145
12,457	GNMA II Pool #3645, 4.50%, 12/20/19	12,785
171,880	GNMA II Pool #5332, 4.00%, 3/20/42	184,788
168,646	GNMA II Pool #MA1520, 3.00%, 12/20/43	177,470
131,359	GNMA II Pool #MA2445, 3.50%, 12/20/44	139,581

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,681,659) (21.1%)	15,010,131

U.S. TREASURY OBLIGATIONS (15.4%)

	U.S. TREASURY NOTES & BONDS (15.4%)
350,000	U.S. Treasury Bonds, 7.88%, 2/15/21	450,994
606,265	U.S. Treasury Bonds, 2.00%, 1/15/26 (4)	712,082
400,000	U.S. Treasury Bonds, 5.25%, 11/15/28	553,797
500,000	U.S. Treasury Bonds, 4.38%, 2/15/38	697,422
300,000	U.S. Treasury Bonds, 4.38%, 5/15/40	419,191
400,000	U.S. Treasury Bonds, 3.63%, 8/15/43	509,234
380,000	U.S. Treasury Bonds, 3.38%, 5/15/44	463,644
150,000	U.S. Treasury Bonds, 2.50%, 2/15/45	155,016
425,000	U.S. Treasury Bonds, 2.50%, 2/15/46	439,277
400,000	U.S. Treasury Bonds, 2.50%, 5/15/46	414,000
100,000	U.S. Treasury Notes, 0.88%, 11/15/17	100,191
150,000	U.S. Treasury Notes, 0.75%, 12/31/17	150,065
100,000	U.S. Treasury Notes, 1.00%, 2/15/18	100,375
500,000	U.S. Treasury Notes, 3.13%, 5/15/19	529,394
350,000	U.S. Treasury Notes, 1.63%, 6/30/19	357,123
200,000	U.S. Treasury Notes, 1.63%, 12/31/19	204,305
200,000	U.S. Treasury Notes, 1.25%, 1/31/20	201,844
450,000	U.S. Treasury Notes, 1.38%, 3/31/20	455,889
150,000	U.S. Treasury Notes, 1.13%, 4/30/20	150,639
200,000	U.S. Treasury Notes, 2.25%, 4/30/21	209,797
400,000	U.S. Treasury Notes, 2.13%, 6/30/21	417,656
100,000	U.S. Treasury Notes, 2.00%, 10/31/21	103,910
1,300,000	U.S. Treasury Notes, 1.50%, 1/31/22	1,317,265
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	153,926
50,000	U.S. Treasury Notes, 1.88%, 5/31/22	51,615
300,000	U.S. Treasury Notes, 1.38%, 6/30/23	299,473
300,000	U.S. Treasury Notes, 2.75%, 2/15/24	327,352
250,000	U.S. Treasury Notes, 2.50%, 5/15/24	268,633
250,000	U.S. Treasury Notes, 2.25%, 11/15/24	263,955
200,000	U.S. Treasury Notes, 2.00%, 2/15/25	207,109
200,000	U.S. Treasury Notes, 2.13%, 5/15/25	209,094
100,000	U.S. Treasury Notes, 1.63%, 5/15/26	100,133

	TOTAL U.S. TREASURY NOTES & BONDS (Cost $10,525,182) (15.4%)	10,994,400

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,525,182) (15.4%)	10,994,400

7

September 30, 2016

Shares		Value
SHORT-TERM INVESTMENTS (2.8%)

	MONEY MARKET FUNDS (2.8%)
1,401,319	State Street Institutional Liquid Reserves Fund	1,401,319
602,125	State Street Navigator Securities Lending Prime Portfolio (5)	602,125

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,003,444) (2.8%)	2,003,444
	TOTAL INVESTMENT SECURITIES (100.7%) (Cost $69,555,320)	$71,782,317
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.7%)		(497,758)
NET ASSETS (6) (100%)		$71,284,559
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($71,284,559 ÷ 4,667,753 shares outstanding)		$15.27

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of September 30, 2016, the market value of the securities on loan was $589,029.
(4)	Treasury Inflation Protected Security (TIPS).
(5)	Securities with an aggregate market value of $589,029 were out on loan in exchange for $602,125 of cash collateral as of September 30, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $69,555,320, aggregate gross unrealized appreciation was $2,411,003, aggregate gross unrealized depreciation was $184,006 and the net unrealized appreciation was $2,226,997.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
TBA	To Be Announced.

FUTURES

Type	Number of Contracts	Expiration Date	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Long Future
Euro-Bund Future	6	12/08/16	$1,110,445	$1,116,834	$6,389
Total Long Future					$6,389
Short Futures
10 Year Mini JGB Future	10	12/12/16	(1,494,667)	(1,502,096)	(7,428)
Long Gilt Future	4	12/28/16	(676,893)	(675,294)	1,599
U.S. 10 Year Note	13	12/20/16	(1,701,362)	(1,704,625)	(3,263)
Total Short Futures					$(9,092)

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$2,789,865	$—	$2,789,865
Commercial Mortgage-Backed Securities	—	4,545,949	—	4,545,949
Corporate Bonds & Notes*	—	33,718,295	—	33,718,295
Foreign Government Obligations	—	752,512	—	752,512
Long-Term Municipal Securities*	—	1,967,721	—	1,967,721
U.S. Government Agency Obligations	—	15,010,131	—	15,010,131
U.S. Treasury Obligations	—	10,994,400	—	10,994,400
Short-Term Investments	2,003,444	—	—	2,003,444
Futures	7,988	—	—	7,988
Total Investments in Securities	$2,011,432	$69,778,873	$—	$71,790,305
Liabilities
Futures	(10,691)	—	—	(10,691)
Total	$2,000,741	$69,778,873	$—	$71,779,614

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 29, 2016